UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

 1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-800-846-7526

Date of fiscal year end:

9/30

Date of reporting period:  06/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Timothy Plan Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 96.4%
	AEROSPACE/DEFENSE - 1.4%
2,365	BE Aerospace, Inc. *	103,256
905	TransDigm Group, Inc. *	121,541
		224,797
	BANKS - 2.4%
12,030	Cardinal Financial Corp.	147,728
12,750	Cathay General Bancorp.	210,503
2,935	First Midwest Bancorp, Inc./IL	32,226
750	State Bank Financial Corp. *	11,370
		401,827
	BIOTECHNOLOGY - 1.3%
14,455	Dynavax Technologies Corp. *	62,446
2,985	Incyte Corp., Ltd. *	67,760
9,340	NPS Pharmaceuticals, Inc. *	80,417
		210,623
	CHEMICALS - 2.0%
1,785	Airgas, Inc.	149,958
2,675	Ashland, Inc.	185,404
		335,362
	COMMERCIAL SERVICES - 7.2%
5,295	Cardtronics, Inc. *	159,962
6,626	FleetCor Technologies, Inc. *	232,175
2,245	K12, Inc. *	52,308
5,810	Kenexa Corp. *	168,664
2,270	Monro Muffler Brake, Inc.	75,455
2,440	Team, Inc. *	76,079
4,985	United Rentals, Inc. *	169,689
2,960	Verisk Analytics, Inc. *	145,810
10,615	WNS Holdings, Ltd. *	103,284
		1,183,426
	COMPUTERS - 3.4%
1,910	Cognizant Technology Solutions Corp. - Cl. A *	114,600
2,715	Manhattan Associates, Inc. *	124,103
5,575	Super Micro Computer, Inc. *	88,419
1,860	Syntel, Inc.	112,902
1,685	Teradata Corp. *	121,337
		561,361
	DISTRIBUTION/WHOLESALE - 3.3%
1,620	MWI Veterinary Supply, Inc. *	166,487
6,535	WESCO International, Inc. *	376,089
		542,576
	DIVERSIFIED FINANCIAL SERVICES - 4.2%
1,215	Affiliated Managers Group, Inc. *	132,982
6,119	Discover Financial Services	211,595
990	IntercontinentalExchange, Inc. *	134,620
2,875	KBW, Inc.	47,294
8,825	Ocwen Financial Corp. *	165,734
		692,225
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.2%
2,150	Hubbell, Inc.	167,571
2,305	Trimble Navigation, Ltd. *	106,053
5,425	Universal Display Corp. *	194,975
2,675	Waters Corp. *	212,582
		681,181
	ENGINEERING & CONSTRUCTION - 0.1%
350	Dycom Industries, Inc. *	6,514

	ENTERTAINMENT- 0.8%
2,570	Six Flags Entertainment Corp.	139,243

	ENVIRONMENTAL CONTROL - 1.6%
3,140	Clean Harbors, Inc. *	177,159
2,910	Waste Connections, Inc.	87,067
		264,226
	FOOD - 0.8%
2,515	The Hain Celestial Group, Inc.	138,426

	HEALTHCARE-PRODUCTS - 10.0%
17,280	Bruker Corp. *	229,997
2,925	Cepheid, Inc. *	130,894
2,620	Cyberonics, Inc. *	117,743
940	ICU Medical, Inc. *	50,177
3,035	Insulet Corp. *	64,858
285	Intuitive Surgical, Inc. *	157,830
3,630	IPC The Hospitalist Co. *	164,512
1,575	Nuvasive, Inc. *	39,942
1,920	NxStage Medical, Inc. *	32,179
4,652	Sirona Dental Systems, Inc. *	209,386
10,900	Tornier NV *	244,378
1,125	Trinity Biotech PLC	13,500
6,225	Volcano Corp. *	178,346
		1,633,742
	HOME BUILDERS - 1.1%
9,510	DR Horton, Inc.	174,794

	INSURANCE - 1.7%
12,870	XL Group PLC	270,785

	INTERNET - 2.5%
5,680	The Active Network, Inc. *	87,415
8,700	comScore, Inc. *	143,202
5,035	Saba Software, Inc. *	46,725
4,285	TIBCO Software, Inc. *	128,207
		405,549
	LEISURE TIME - 0.9%
6,910	Brunswick Corp./DE	153,540

	MACHINERY-DIVERSIFIED - 0.5%
1,900	Robbins & Myers, Inc.	79,458

	METAL FABRICATE/HARDWARE - 1.2%
2,305	RBC Bearings, Inc. *	109,027
1,775	Timken Co.	81,277
		190,304
	MISCELLANEOUS MANUFACTURING - 3.0%
9,455	Hexcel Corp. *	243,844
12,270	Trimas Corp. *	246,627
		490,471
	OIL & GAS - 3.8%
2,365	Cabot Oil & Gas Corp.	93,181
1,400	Concho Resources, Inc. *	119,168
18,480	Kodiak Oil & Gas Corp. *	151,721
12,924	Rex Energy Corp. *	144,878
2,602	Whiting Petroleum Corp. *	106,994
		615,942
	OIL & GAS SERVICES - 0.7%
1,710	Oil States International, Inc. *	113,202

	PHARMACEUTICALS - 3.3%
10,105	Akorn, Inc. *	159,356
2,390	Catalyst Health Solutions, Inc. *	223,322
1,040	Sagent Pharmaceuticals, Inc. *	18,803
3,110	ViroPharma, Inc. *	73,707
2,175	Vivus, Inc. *	62,074
		537,262
	REAL ESTATE - 1.4%
16,275	HFF, Inc. - Cl. A *	226,874

	RETAIL - 17.6%
2,985	Aeropostale, Inc. *	53,223
1,445	AutoZone, Inc. *	530,561
2,115	Cheesecake Factory, Inc./The *	67,595
3,295	Dick's Sporting Goods, Inc.	158,160
7,990	Dollar General Corp. *	434,576
6,340	Express, Inc. *	115,198
2,775	Genesco, Inc. *	166,916
6,630	GNC Holdings, Inc. - Cl. A	259,896
4,280	Group 1 Automotive, Inc.	195,211
2,255	Hibbett Sports, Inc. *	130,136
445	Panera Bread Co. *	62,051
8,170	Pier 1 Imports, Inc.	134,233
4,875	Ross Stores, Inc.	304,541
8,100	Rush Enterprises, Inc. *	132,435
4,915	Sally Beauty Holdings, Inc. *	126,512
875	Texas Roadhouse, Inc.	16,126
		2,887,370
	SEMICONDUCTORS - 2.8%
3,800	Avago Technologies Ltd.	136,420
3,475	Cavium, Inc. *	97,300
9,965	Volterra Semiconductor Corp. *	233,679
		467,399
	SOFTWARE - 9.6%
1,115	ACI Worldwide, Inc. *	49,294
4,316	Ariba, Inc. *	193,184
7,265	Aspen Technology, Inc. *	168,185
1,225	Audience, Inc. *	23,618
750	Cerner Corp. *	61,995
1,400	Citrix Systems, Inc. *	117,516
3,315	Fair Isaac Corp.	140,158
3,695	Fiserv, Inc. *	266,853
10,500	Greenway Medical Technologies *	171,255
1,325	Informatica Corp. *	56,127
5,110	Interactive Intelligence Group, Inc. *	144,153
6,175	Parametric Technology Corp. *	129,428
3,259	Synchronoss Technologies, Inc. *	60,194
		1,581,960
	TELECOMMUNICATIONS - 1.2%
4,200	Aruba Networks, Inc. *	63,210
10,020	Finisar Corp. *	149,899
		213,109
	TRANSPORTATION - 2.4%
3,220	Genesee & Wyoming, Inc. *	170,145
5,320	Old Dominion Freight Line, Inc. *	230,303
		400,448

	TOTAL COMMON STOCK (Cost $14,455,292)	15,823,996

	SHORT-TERM INVESTMENTS - 3.9%
643,664	Fidelity Institutional Money Market Portfolio, 0.26% (A)
	(Cost $643,664)	643,664

	TOTAL INVESTMENTS (Cost $15,098,956)(B) - 100.3%	$ 16,467,660
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(57,237)
	TOTAL NET ASSETS - 100.0%	$ 16,410,423

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at June 30, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,816,988
	Unrealized depreciation:	(448,284)
	Net unrealized appreciation:	$ 1,368,704

Timothy Plan International Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 92.2%
	AEROSPACE/DEFENSE - 2.0%
33,000	BAE Systems PLC	$ 599,940

	AIRLINES - 1.4%
4,900	Copa Holdings SA	404,152

	AUTO MANUFACTURERS - 0.9%
51,000	Fiat SpA *	259,590

	AUTO PARTS & EQUIPMENT - 2.9%
11,800	Magna International, Inc.	465,628
19,600	Valeo SA	403,760
		869,388
	BANKS - 9.2%
26,000	Banco Bilbao Vizcaya Argentaria SA	183,820
20,100	Banco Bradesco SA	298,887
12,000	Bank Hapoalim BM	182,400
9,500	BOC Hong Kong Holdings Ltd.	580,355
19,639	DBS Group Holdings Ltd.	870,204
57,000	Sberbank of Russia	616,740
		2,732,406
	BUILDING MATERIALS - 0.6%
89,000	Wienerberger AG	170,435

	CHEMICALS - 4.5%
8,500	Agrium, Inc.	751,995
8,500	Syngenta AG *	581,740
		1,333,735
	COSMETICS/PERSONAL CARE - 1.8%
34,000	Shiseido Co. Ltd.	533,460

	DISTRIBUTION/WHOLESALE - 2.3%
33,000	ITOCHU Corp.	692,670

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
15,700	ORIX Corp.	730,835

	ELECTRIC - 3.5%
5,000	International Power PLC	325,250
95,000	Power Assets Holdings Ltd.	715,350
		1,040,600
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
13,300	Hitachi Ltd.	816,620

	ENGINEERING & CONSTRUCTION - 2.6%
19,000	ABB Ltd. *	310,080
40,000	Vinci SA	466,800
		776,880
	FOOD - 5.8%
14,000	Kerry Group PLC	615,300
20,000	Marine Harvest ASA *	282,000
40,000	WM Morrison Supermarkets PLC	835,600
		1,732,900
	HEALTHCARE-PRODUCTS - 3.5%
21,000	Smith & Nephew PLC	1,049,790

	HEALTHCARE-SERVICES - 4.3%
18,000	Fresenius Medical Care AG & Co. KGaA	1,270,620

	HOUSEHOLD PRODUCTS/WARES - 5.5%
29,400	Henkel AG & Co. KGaA	1,623,174

	INSURANCE - 2.5%
33,000	Zurich Financial Services AG *	745,140

	IRON/STEEL - 1.0%
14,600	Vale SA	284,846

	MACHINERY-DIVERSIFIED - 2.5%
27,000	Atlas Copco AB	514,350
6,000	CNH Global NV *	233,160
		747,510
	MINING - 4.1%
22,380	Anglo American PLC	369,941
9,000	Barrick Gold Corp.	338,130
9,000	BHP Billiton PLC	514,710
		1,222,781
	MISCELLANEOUS MANUFACTURING - 1.8%
35,000	Cookson Group PLC	323,887
10,550	FUJIFILM Holdings Corp.	198,340
		522,227
	OFFICE/BUSINESS EQUIPMENT - 1.9%
14,000	Canon Inc.	559,160

	OIL & GAS - 7.0%
62,000	Afren PLC *	504,258
14,000	Lukoil OAO *	785,120
32,400	Precision Drilling Corp. *	220,968
24,668	Statoil ASA - ADR	588,578
		2,098,924
	OIL & GAS SERVICES - 1.7%
25,500	Subsea 7 SA *	502,605

	PHARMACEUTICALS - 2.1%
7,200	Shire PLC	622,008

	RETAIL - 2.1%
22,400	Arcos Dorados Holdings, Inc. - Cl. A	331,072

	TELECOMMUNICATIONS - 9.3%
16,000	Globe Telecom Inc.	423,402
13,000	Nippon Telegraph & Telephone Corp.	300,820
8,500	Philippine Long Distance Telephone Co.	540,600
57,000	Singapore Telecommunications Ltd.	1,492,830
		2,757,652
	TRANSPORTATION - 1.4%
5,700	Canadian Pacific Railway Ltd.	417,582

	TOTAL COMMON STOCK (Cost $26,252,759)	27,448,702

	MONEY MARKET FUND - 7.8%
2,320,158	Fidelity Institutional Money Market Portfolio, 0.26% (A)
	(Cost $2,320,158)	2,320,158

	TOTAL INVESTMENTS (Cost $28,572,917)(B) - 100.0%	$ 29,768,860
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.0%	13,596
	TOTAL NET ASSETS - 100.0%	$ 29,782,456

* Non-income producing securities
(ADR) American Depositary Receipt
(A) Variable rate security; the rate shown represents the yield at June 30, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,462,621
	Unrealized depreciation:	(2,266,678)
	Net unrealized depreciation:	$ 1,195,943

DIVERSIFICATION OF ASSETS
Country		% of Net Assets
Argentina		1.1%
Austria		0.6%
Brazil		2.0%
Britain		16.9%
Canada		7.4%
France		2.9%
Germany		9.7%
Hong Kong		4.4%
Ireland		4.2%
Israel		0.6%
Italy		0.9%
Japan		12.9%
Netherlands		0.8%
Norway		2.9%
Panama		1.4%
Phillipines		3.2%
Russia		4.7%
Singapore		7.9%
Spain		0.6%
Sweden		1.7%
Switzerland		5.5%
Total		92.2%
Money Market Funds		7.8%
Assets in excess of other liabilities		0.0%
Total		99.96%

Timothy Plan Large/Mid Cap Growth
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 92.0%
	AEROSPACE/DEFENSE - 3.7%
8,535	BE Aerospace, Inc. *	$ 372,638
12,625	General Dynamics Corp.	832,745
3,000	TransDigm Group, Inc. *	402,900
		1,608,283
	AUTO PARTS & EQUIPMENT - 1.2%
18,630	Johnson Controls, Inc.	516,237

	CHEMICALS - 2.6%
7,290	Airgas, Inc.	612,433
7,820	Ashland, Inc.	542,004
		1,154,437
	COMMERCIAL SERVICES - 5.3%
15,130	FleetCor Technologies, Inc. *	530,155
7,055	United Rentals, Inc. *	240,152
7,280	Verisk Analytics, Inc. *	358,613
71,005	Western Union Co./The	1,195,724
		2,324,644
	COMPUTERS - 1.7%
3,845	Cognizant Technology Solutions Corp. - Cl. A *	230,700
7,010	Teradata Corp. *	504,790
		735,490
	DISTRIBUTION/WHOLESALE - 1.8%
13,420	WESCO International, Inc. *	772,321

	DIVERSIFIED FINANCIAL SERVICES - 4.3%
3,590	Affiliated Managers Group, Inc. *	392,925
2,855	BlackRock, Inc.	484,836
18,620	Discover Financial Services	643,880
2,520	IntercontinentalExchange, Inc. *	342,670
		1,864,311
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
10,620	Emerson Electric Co.	494,680
5,295	Hubbell, Inc.	412,692
		907,372
	ELECTRONICS - 7.5%
13,400	Amphenol Corp.	735,928
33,775	Jabil Circuit, Inc.	686,646
17,630	Thermo Fisher Scientific, Inc.	915,173
9,505	Trimble Navigation Ltd. *	437,325
6,580	Waters Corp. *	522,913
		3,297,985
	ENTERTAINMENT - 0.8%
6,850	Six Flags Entertainment Corp.	371,133

	ENVIRONMENTAL CONTROL - 1.1%
4,445	Clean Harbors, Inc. *	250,787
7,735	Waste Connections, Inc.	231,431
		482,218
	FOOD - 3.0%
21,730	McCormick & Co., Inc./MD	1,317,925

	HEALTHCARE-PRODUCTS - 9.9%
17,755	Covidien PLC	949,892
8,650	CR Bard, Inc.	929,356
615	Intuitive Surgical, Inc. *	340,581
21,835	Sirona Dental Systems, Inc. *	982,793
18,930	St Jude Medical, Inc.	755,496
13,195	Volcano Corp. *	378,037
		4,336,155
	HOME BUILDERS - 1.1%
25,235	DR Horton, Inc.	463,819

	INSURANCE - 3.6%
14,420	ACE Ltd.	1,068,955
23,335	XL Group Plc	490,968
		1,559,923
	INTERNET - 0.9%
13,505	TIBCO Software, Inc. *	404,070

	METAL FABRICATE/HARDWARE - 0.5%
5,025	Timken Co.	230,095

	MINING - 1.7%
22,270	Freeport McMoRan Copper & Gold	758,739

	MISCELLANEOUS MANUFACTURING - 2.1%
17,995	Danaher Corp.	937,180

	OIL & GAS - 9.7%
6,295	Cabot Oil & Gas Corp.	248,023
5,485	Concho Resources, Inc. *	466,883
22,980	Exxon Mobil Corp.	1,966,399
14,420	Occidental Petroleum Corp.	1,236,803
7,640	Whiting Petroleum Corp. *	314,157
		4,232,265
	OIL & GAS SERVICES - 0.6%
3,825	Oil States International, Inc. *	253,215

	PHARMACEUTICALS - 4.2%
21,790	Akorn, Inc. *	343,628
25,250	AmerisourceBergen Corp.	993,588
4,080	Catalyst Health Solutions, Inc. *	381,235
4,880	ViroPharma, Inc. *	115,656
		1,834,107
	RETAIL - 13.3%
5,195	AutoZone, Inc. *	1,907,448
9,335	Dick's Sporting Goods, Inc.	448,080
18,125	Dollar General Corp. *	985,819
12,930	Express, Inc. *	234,938
12,580	GNC Holdings, Inc. - Cl. A	493,136
9,270	Group 1 Automotic, Inc.	422,805
1,560	Panera Bread Co. *	217,526
13,590	Ross Stores, Inc.	848,967
11,175	Sally Beauty Holdings, Inc. *	287,645
		5,846,364
	SEMICONDUCTORS - 2.4%
10,815	Avago Technologies Ltd.	388,259
21,830	Linear Technology Corp.	683,934
		1,072,193
	SOFTWARE - 5.4%
13,250	Ariba, Inc. *	593,070
2,655	Cerner Corp. *	219,462
4,705	Citrix Systems, Inc. *	394,938
8,745	Fiserv, Inc. *	631,564
5,386	Informatica Corp. *	228,151
14,585	Parametric Technology Corp. *	305,701
		2,372,886
	TRANSPORTATION - 1.5%
8,135	Genesee & Wyoming, Inc. *	429,853
5,435	Old Dominion Freight Line, Inc. *	235,281
		665,134

	TOTAL COMMON STOCK (Cost $37,937,718)	40,318,501

	MONEY MARKET FUND - 7.9%
3,456,896	Fidelity Institutional Money Market Portfolio, 0.26% (A)
	(Cost $3,456,896)	3,456,896

	TOTAL INVESTMENTS (Cost $41,394,614)(B) - 99.9%	$ 43,775,397
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.1%	28,302
	TOTAL NET ASSETS - 100.0%	$ 43,803,699

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at June 30, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,667,928
	Unrealized depreciation:	(1,287,145)
	Net unrealized appreciation:	$ 2,380,783

Timothy Plan Small Cap Value Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 82.2%
	AEROSPACE/DEFENSE - 2.4%
28,900	Moog, Inc. *	$ 1,195,015

	APPAREL - 2.2%
28,900	Wolverine World Wide, Inc.	1,120,742

	BANKS - 15.9%
12,228	Bancfirst Corp.	512,475
91,699	BBCN Bancorp, Inc. *	998,602
47,503	Chemical Financial Corp.	1,021,315
55,108	Columbia Banking System, Inc.	1,037,133
63,800	First Financial Bancorp	1,019,524
34,107	PrivateBancorp, Inc.	503,419
64,654	State Bank Financial Group *	980,155
17,400	SVB Financial Group *	1,021,728
28,000	Wintrust Financial Corp.	994,000
		8,088,351
	COAL - 1.2%
35,800	Cloud Peak Energy, Inc. *	605,378

	COMPUTERS - 4.7%
25,234	CACI International, Inc. *	1,388,375
38,700	J2 Global, Inc.	1,022,454
		2,410,829
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
81,100	Knight Capital Group, Inc. - Cl. A *	968,334

	ELECTRIC - 5.8%
28,500	ALLETE, Inc.	1,191,300
14,600	Cleco Corp.	610,718
31,000	NorthWestern Corp.	1,137,700
		2,939,718
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
32,900	EnerSys *	1,153,803

	FOOD - 2.3%
20,124	J&J Snack Foods Corp.	1,189,328

	HEALTHCARE-PRODUCTS - 4.6%
98,617	Natus Medical, Inc. *	1,145,930
29,480	Orthofix International NV *	1,216,050
		2,361,980
	INSURANCE - 4.9%
38,751	AMERISAFE, Inc. *	1,005,588
28,500	Employers Holdings, Inc.	514,140
23,770	Safety Insurance Group, Inc.	966,013
		2,485,741
	MACHINERY-DIVERSIFIED - 3.2%
38,276	Gorman-Rupp Co.	1,140,625
23,405	Hurco Cos., Inc. *	479,568
		1,620,193
	METAL FABRICATE/HARDWARE - 1.1%
26,300	Kaydon Corp.	562,557

	MISCELLANEOUS MANUFACTURING - 4.5%
23,597	AO Smith Corp.	1,153,657
56,100	Harsco Corp.	1,143,318
		2,296,975
	OIL & GAS - 3.4%
13,900	Berry Petroleum Co.	551,274
34,586	Bonanza Creek Energy, Inc. *	575,165
28,700	Gulfport Energy Corp. *	592,081
		1,718,520
	OIL & GAS SERVICES - 3.3%
107,066	Matrix Service Co. *	1,215,199
68,500	Pioneer Drilling Co. *	463,745
		1,678,944
	PIPELINES - 1.8%
38,900	EQT Midstream Partners LP *	936,323

	RETAIL - 3.7%
22,500	Children's Place Retail Stores, Inc. *	1,121,175
68,600	Kirkland's, Inc. *	771,750
		1,892,925
	SEMICONDUCTORS - 1.1%
16,038	Veeco Instruments, Inc. *	551,066

	SOFTWARE - 3.5%
93,001	Pervasive Software, Inc. *	696,577
32,000	SYNNEX Corp. *	1,103,680
		1,800,257
	TELECOMMUNICATIONS - 1.0%
149,500	Tellabs Inc.	497,835

	TRANSPORTATION - 5.5%
10,300	Genesee & Wyoming, Inc. *	544,252
21,464	Landstar System, Inc.	1,110,118
51,313	Saia, Inc. *	1,123,242
		2,777,612
	TRUCKING & LEASING - 1.9%
29,000	TAL International Group, Inc.	971,210

	TOTAL COMMON STOCK (Cost $39,565,570)	41,823,636

	REITs - 11.5%
22,278	Coresite Realty Corp.	575,218
51,400	CubeSmart	599,838
187,600	DCT Industrial Trust, Inc.	1,181,880
108,457	DiamondRock Hospitality Co.	1,106,261
25,600	Healthcare Realty Trust, Inc.	610,304
37,900	Potlatch Corp.	1,210,526
69,097	Washington Real Estate Investment Trust	578,342

	TOTAL REITs (Cost $5,082,450)	5,862,369

	MONEY MARKET FUND - 7.4%
3,775,646	Fidelity Institutional Money Market Portfolio, 0.26% (A)
	(Cost $3,775,646)	3,775,646

	TOTAL INVESTMENTS (Cost $48,423,666)(B) - 101.1%	$ 51,461,651
	LIABILITIES IN EXCESS OF OTHER ASSETS- (1.1) %	(551,913)
	TOTAL NET ASSETS - 100.0%	$ 50,909,738

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at June 30, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 5,034,422
	Unrealized depreciation:	(1,996,437)
	Net unrealized depreciation:	$ 3,037,985

Timothy Plan Large/Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 88.3%
	AEROSPACE/DEFENSE - 2.0%
32,600	General Dynamics Corp.	$ 2,150,296

	AUTO PARTS & EQUIPMENT - 2.8%
30,500	BorgWarner, Inc. *	2,000,495
25,600	Lear Corp.	965,888
		2,966,383
	BANKS - 1.9%
56,400	CIT Group, Inc. *	2,010,096

	BEVERAGES - 2.3%
56,900	Dr Pepper Snapple Group, Inc.	2,489,375

	CHEMICALS - 2.1%
16,900	Sherwin-Williams Co./The	2,236,715

	COMPUTERS - 1.5%
51,500	Western Digital Corp. *	1,569,720

	DIVERSIFIED FINANCIAL SERVICES - 8.2%
80,800	Eaton Vance Corp.	2,177,560
17,100	Franklin Resources, Inc.	1,897,929
78,800	Invesco Ltd.	2,048,012
112,600	Lazard Ltd.	2,544,760
		8,668,261
	ELECTRIC - 6.3%
49,000	American Electric Power Co., Inc.	1,955,100
39,900	Dominion Resources, Inc./VA	2,154,600
53,300	FirstEnergy Corp.	2,621,827
		6,731,527
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
57,800	Emerson Electric Co.	2,692,324

	ELECTRONICS - 1.9%
63,500	TE Connectivity Ltd.	2,026,285

	FOOD - 1.9%
26,100	JM Smucker Co./The	1,971,072

	HEALTHCARE-PRODUCTS - 12.7%
82,300	CareFusion Corp. *	2,113,464
60,900	Covidien PLC	3,258,150
22,800	CR Bard, Inc.	2,449,632
28,800	DENTSPLY International, Inc.	1,088,928
127,800	Hologic, Inc. *	2,305,512
56,400	St Jude Medical, Inc.	2,250,924
		13,466,610
	INSURANCE - 9.1%
37,700	ACE Ltd.	2,794,701
63,100	Arch Capital Group Ltd. *	2,504,439
67,700	Axis Capital Holdings Ltd.	2,203,635
60,100	Willis Group Holdings PLC	2,193,049
		9,695,824
	MACHINERY-DIVERSIFIED - 3.5%
23,400	Flowserve Corp.	2,685,150
39,900	Xylem, Inc.	1,004,283
		3,689,433
	METAL FABRICATE/HARDWARE - 1.9%
12,300	Precision Castparts Corp.	2,023,227

	OIL & GAS - 17.1%
29,000	Anadarko Petroleum Corp.	1,919,800
20,600	Apache Corp.	1,810,534
18,600	ConocoPhillips	1,039,368
45,200	EQT Corp.	2,424,076
37,700	Exxon Mobil Corp.	3,225,989
44,400	Marathon Oil Corp.	1,135,308
29,300	Marathon Petroleum Corp.	1,316,156
34,700	Murphy Oil Corp.	1,745,063
29,000	Occidental Petroleum Corp.	2,487,330
32,400	Phillips 66 *	1,076,976
		18,180,600
	OIL & GAS SERVICES - 1.8%
30,400	National Oilwell Varco, Inc.	1,958,976

	RETAIL - 2.4%
37,500	Advance Auto Parts, Inc.	2,558,250

	SEMICONDUCTORS - 0.9%
26,900	Microchip Technology, Inc.	889,852

	SOFTWARE - 2.5%
98,500	CA, Inc.	2,668,365

	TRANSPORTATION - 3.0%
26,400	Union Pacific Corp.	3,149,784

	TOTAL COMMON STOCK (Cost $78,686,514)	93,792,975

	REITs - 6.8%
51,100	HCP, Inc.	2,256,065
19,700	Public Storage	2,844,877
45,300	Regency Centers Corp.	2,154,921

	TOTAL REITs (Cost $5,197,619)	7,255,863

	MONEY MARKET FUND - 6.0%
6,330,432	Fidelity Institutional Money Market Portfolio, 0.26% (A)
	(Cost $6,330,432)	6,330,432

	TOTAL INVESTMENTS (Cost $90,214,565)(B) - 101.1%	$ 107,379,270
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1) %	(1,140,329)
	TOTAL NET ASSETS - 100.0%	$ 106,238,941

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at June 30, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 20,711,740
	Unrealized depreciation:	(3,547,035)
	Net unrealized appreciation:	$ 17,164,705

Timothy Plan Fixed Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Par Value		Value

	BONDS AND NOTES - 94.7%
	CORPORATE BONDS - 34.9%
$ 1,000,000	ABB Finance USA, Inc., 2.875%, 05/08/2022	$ 1,008,560
1,000,000	Altera Corp., 1.75%, 05/15/2017	1,004,470
740,000	Analog Devices, Inc., 3.00%, 04/15/2016	786,257
1,000,000	Cameron International Corp., 6.375%, 07/15/2018	1,190,538
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	874,571
750,000	Cliffs Natural Resources, Inc., 4.875%, 04/1/2021	737,273
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/2015	1,004,330
500,000	Covidien International Finance SA, 2.80%, 06/15/2015	520,725
325,000	Eaton Corp., 5.60%, 05/15/2018	383,828
750,000	Energy Transfer Partners LP, 6.70%, 07/01/2018	861,367
500,000	Enterprise Products Operating, LLC, 6.125%, 10/15/2039	568,402
900,000	ERP Operating LP, 5.125%, 03/15/2016	993,024
750,000	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 03/01/2022	739,403
750,000	Husky Energy, Inc., 3.95%, 04/15/2022	768,150
1,000,000	John Sevier Combined Cycle Generation LLC, 4.626%, 1/15/2042	1,123,802
750,000	Johnson Controls, Inc., 5.00%, 03/30/2020	849,245
1,000,000	Kennametal, Inc., 3.875%, 2/15/2022	1,027,240
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	811,348
500,000	L-3 Communications, Corp., 5.20%, 10/15/2019	548,611
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	884,328
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	808,655
500,000	Oneok, Inc., 5.20%, 06/15/2015	542,950
500,000	Oneok, Inc., 4.25%, 02/1/2022	522,580
750,000	Petrobras International Finance Co., 3.50%, 02/06/2017	768,630
1,000,000	Phillips 66, 2.95%, 05/01/2017	1,028,721
1,000,000	Plains All American Pipeline LP, 3.65%, 06/01/2022	1,025,120
750,000	Rio Tinto Finance USA Ltd., 2.50%, 05/20/2016	780,637
1,000,000	Simon Property Group LP, 6.125%, 05/30/2018	1,179,370
500,000	Teck Cominco Ltd., 6.00%, 08/15/2040	528,045
500,000	Transocean, Inc., 6.00%, 03/15/2018	556,870
750,000	Tyco Electronics Group SA, 6.55%, 10/01/2017	884,670
500,000	Valero Energy Corp., 6.625%, 06/15/2037	562,446
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	784,848
750,000	Willis North America, Inc., 6.20%, 03/28/2017	844,635
	TOTAL CORPORATE BONDS (Cost $26,253,040)	27,503,649

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.8%
	GOVERNMENT NOTES & BONDS - 26.9%
1,500,000	Federal Farm Credit Bank, 4.875%, 01/17/2017	1,768,502
2,500,000	Federal Farm Credit Bank, 5.125%, 08/25/2016	2,902,882
1,000,000	Federal Home Loan Bank, 5.00%, 11/17/2017	1,208,951
1,500,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,663,745
4,000,000	U.S. Treasury Bond, 3.125%, 05/15/2019	4,546,876
1,550,000	U.S. Treasury Bond, 4.75%, 05/15/2014	1,677,693
1,000,000	U.S. Treasury Bond, 4.375%, 05/15/2040	1,332,813
2,000,000	U.S. Treasury Note, 3.125%, 05/15/2021	2,278,594
2,000,000	U.S. Treasury Note, 3.875%, 05/15/2018	2,341,720
1,000,000	U.S. Treasury Note, 5.00%, 05/15/2037	1,443,281
	TOTAL GOVERNMENT NOTES & BONDS (Cost $19,054,861)	21,165,057

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 28.4%
83,000	GNMA Pool 3584, 6.00%, 07/20/2034	95,276
191,707	GNMA Pool 3612, 6.50%, 09/20/2034	221,428
597,003	GNMA Pool 3625, 6.00%, 10/20/2034	674,610
243,417	GNMA Pool 3637, 5.50%, 11/20/2034	271,789
380,053	GNMA Pool 3665, 5.50%, 01/20/2035	424,350
195,409	GNMA Pool 3679, 6.00%, 02/20/2035	220,811
485,967	GNMA Pool 3711, 5.50%, 05/20/2035	541,698
423,452	GNMA Pool 3865, 6.00%, 06/20/2036	476,183
303,730	GNMA Pool 3910, 6.00%, 10/20/2036	341,552
560,669	GNMA Pool 3939, 5.00%, 01/20/2037	620,850
699,518	GNMA Pool 4058, 5.00%, 12/20/2037	774,603
742,677	GNMA Pool 4072, 5.50%, 01/20/2038	825,064
2,025,269	GNMA Pool 4520, 5.00%, 08/20/2039	2,243,924
1,254,209	GNMA Pool 4541, 5.00%, 09/20/2039	1,386,482
2,189,088	GNMA Pool 4947, 5.00%, 02/20/2041	2,427,482
897,939	GNMA Pool 5204, 4.50%, 10/20/2041	989,735
25,417	GNMA Pool 585163, 5.00%, 02/15/2018	27,778
26,545	GNMA Pool 585180, 5.00%, 02/15/2018	29,011
16,921	GNMA Pool 592492, 5.00%, 03/15/2018	18,493
22,863	GNMA Pool 599821, 5.00%, 01/15/2018	24,565
377,299	GNMA Pool 604182, 5.50%, 04/15/2033	421,453
210,062	GNMA Pool 663776, 6.50%, 01/15/2037	240,987
3,236,353	GNMA Pool 701961, 4.50%, 06/15/2039	3,545,812
1,446,436	GNMA Pool 717072, 5.00%, 05/15/2039	1,594,181
823,869	GNMA Pool 734437, 4.50%, 05/15/2041	901,618
82,102	GNMA Pool 781694, 6.00%, 12/15/2031	93,016
894,586	GNMA Pool 782858, 6.00%, 11/15/2039	1,005,493
1,807,270	GMNA Platinum 30 Years Level Pay, 4.00%, 8/15/2040	1,980,490
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES
	(Cost $21,104,298)	22,418,734

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 4.5%
1,250,000	TIPS, 2.00%, 01/15/2014	1,957,093
1,500,000	TIPS, 2.50%, 07/15/2016	1,616,927
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS)
	(Cost $3,287,356)	3,574,020

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost $43,446,514)	47,157,811

	TOTAL BONDS AND NOTES (Cost $69,699,554)	74,661,460

Shares
	MONEY MARKET FUND - 5.5%
4,353,498	Fidelity Institutional Money Market Portfolio, 0.26% (A)
	(Cost $4,353,498)	4,353,498

	TOTAL INVESTMENTS (Cost $74,053,052)(B) - 100.2%	$ 79,014,958
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(161,912)
	TOTAL NET ASSETS - 100.00%	$ 78,853,046

(A) Variable rate security; the rate shown represents the yield at June 30, 2012.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 5,067,619
	Unrealized depreciation	(105,713)
	Net unrealized appreciation	$ 4,961,906

Timothy Plan High Yield Bond Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Par Value			Value

	CORPORATE BONDS - 97.0%
$ 500,000	Actuant Corp., 5.625%, 6/15/2022		$ 516,250
500,000	AmeriGas Partners LP, 7.00%, 5/20/2022		516,250
500,000	Anixter, Inc., 5.625%, 5/01/2019		513,750
500,000	ArcelorMittal, 6.25%, 2/25/2022		490,577
500,000	Arch Coal, Inc. 7.25%, 6/15/2021		416,875
500,000	Audatex North America, 6.75%, 6/15/2018 (A)		528,750
500,000	Basic Energy Services, Inc., 7.75%, 2/15/2019		476,875
500,000	Calfrac Holdings LP, 7.50%, 12/01/2020 (A)		480,000
500,000	Calumet Special, 9.375%, 5/01/2019		503,750
500,000	Cemex Finance LLC, 9.50%, 12/14/2016 (A)		490,000
500,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021		491,515
500,000	Cloud Peak Energy Resources LLC, 8.50%, 12/15/2019		521,250
500,000	CommScope, Inc., 8.25%, 1/15/2019 (A)		526,250
500,000	Comstock Resources, Inc., 8.375%, 10/15/2017		485,000
500,000	Copano Energy Finance Corp., 7.75%, 6/01/2018		520,000
500,000	Crosstex Energy LP, 8.875%, 2/15/2018		529,062
500,000	Energy Transfer Equity LP, 7.50%, 10/15/2020		551,250
500,000	EV Energy Partners LP, 8.00%, 4/15/2019		496,875
500,000	FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/2015 (A)		512,500
500,000	Forest Oil Corp., 7.25%, 6/15/2019		461,250
500,000	Frac Tech Services LLC, 7.125%, 11/15/2018 (A)		506,250
750,000	Genesis Energy LP, 7.875%, 12/15/2018		772,500
500,000	Geo Group, Inc./The, 6.625%, 2/15/2011		518,750
289,000	Helix Energy Solutions Group, Inc., 9.50%, 1/15/2016 (A)		303,089
500,000	Hypermarcas SA, 6.50%, 4/20/2021 (A)		485,000
500,000	Intergen NV, 9.00%, 6/30/2017 (A)		492,500
500,000	Iron Mountain, 7.75%, 10/1/2019		538,750
500,000	Jaguar Land Rover PLC, 8.125%, 05/15/2021 (A)		508,125
500,000	Kindred Healthcare, 8.25%, 6/1/2019		463,125
500,000	LyondellBasell Industries NV, 5.75%, 04/15/2024 (A)		537,500
500,000	Macquarie Bank Ltd., 6.625%, 04/07/2021 (A)		508,525
500,000	MarkWest Energy Partners L.P., 6.75%, 11/01/2020		533,750
500,000	Masco Corp., 5.95%, 03/15/2022		515,638
500,000	Mcron Finance Sub LLC, 8.375%, 05/15/2019 (A)		495,000
500,000	MedAssets, Inc., 8.00%, 11/15/2018		530,000
500,000	MEMC Electronic Materials, Inc., 7.75%, 4/01/2019		391,875
500,000	MPT Operating Partnership LP, 6.875%, 05/01/2021		523,750
500,000	Navios Maritime Holdings, Inc., 8.875%, 11/01/2017		506,250
449,000	Navistar International Corp., 8.25%, 11/01/2021		432,724
500,000	NRG Energy, Inc., 7.625%, 01/15/2018		520,000
500,000	OGX Austria GMBH, 8.375%, 04/01/2022 (A)		432,500
500,000	Omnicare, Inc., 7.75%, 06/01/2020		547,500
500,000	PolyOne Corp., 7.375%, 09/15/2020		532,500
250,000	Polypore International, Inc., 7.50%, 11/15/2017		266,563
500,000	QBE Cap Funding II LP, 7.25%, 05/24/2041 (A)		451,922
250,000	R R Donnelley & Sons Co., 7.25%, 05/15/2018		239,375
500,000	Resolute Energy Corp., 8.50%, 05/01/2020 (A)		498,125
500,000	Reynolds Group Issuer, Inc., 9.00%, 04/15/2019 (A)		491,875
500,000	Samson Investment Co., 9.75%, 02/15/2020 (A)		498,125
500,000	Sanmina-SCI Corp., 7.00%, 05/15/2019 (A)		487,500
500,000	Schaeffler Finance BV, 8.50%, 02/15/2019 (A)		536,250
500,000	Sealy Mattress Co., 8.25%, 06/15/2014		495,000
500,000	ServiceMaster Co., 8.00%, 02/15/2020		541,250
500,000	SunCoke Energy, 7.625%, 08/01/2019		491,250
500,000	Targa Resources Partners LP, 7.875%, 10/15/2018		542,500
500,000	United Rentals North America, Inc., 9.25%, 12/15/2019		557,500
500,000	United States Steel Corp., .50%, 03/15/2022		482,500
500,000	USG Corp., 9.75%, 01/15/2018		527,500
500,000	Vanguard Health Holding Co., LLC, 7.75%, 02/01/2019		507,500

	TOTAL CORPORATE BONDS (Cost $29,223,615)		29,238,365

Shares
	MONEY MARKET FUND - 5.6%
1,669,849	Fidelity Institutional Money Market Portfolio, 0.26% (B)
	(Cost $1,669,849)		1,669,849

	TOTAL INVESTMENTS (Cost $30,893,465)(C) - 102.6%		$ 30,908,214
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%		(773,905)
	TOTAL NET ASSETS - 100.00%		$ 30,134,309

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at June 30, 2012.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 667,659
		Unrealized depreciation	(652,910)
		Net unrealized appreciation	$ 14,749

Timothy Plan Israel Common Values Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

Shares			Value

	COMMON STOCKS - 97.0%
	AEROSPACE EQUIPMENT - 2.9%
6,901	Elbit Sytems Ltd.		$ 238,775

	BANKS - 4.1%
14,000	Bank Hapoalim BM		212,800
55,000	Bank Leumi Le-Israel BM		132,139
			344,939
	BIOTECHNOLOGY - 4.1%
20,000	PROLOR Biotech Inc. *		99,800
42,000	Protalix BioTherapeutics Inc. *		240,660
			340,460
	CHEMICALS - 5.4%
22,000	Israel Chemicals Ltd.		237,380
23,000	Frutarom Industries Ltd.		214,970
			452,350
	COMMERCIAL SERVICES - 2.1%
25,000	Nitsba Holdings 1995, Ltd. *		177,438

	ELECTRONICS- 3.4%
12,296	Ituran Location and Control Ltd.		134,887
19,700	Orbotech Ltd. *		150,114
			285,001
	ENERGY-ALTERNATE SOURCES - 2.8%
47,300	Ormant Industries		233,934

	FOOD - 5.2%
15,000	Osem Invesments Ltd.		203,331
8,200	Rami levi Chain Stores Hashikma Marketing 2006 Ltd.		230,995
			434,326
	HEALTHCARE - PRODUCTS - 3.8%
15,000	Given Imaging Ltd. *		237,000
8,000	Syneron Medical Ltd. *		83,040
			320,040
	HOME BUILDERS - 2.6%
1,200	Bayside Land Corp.		220,141

	HOUSEHOLD PRODUCTS - 3.0%
6,000	SodaStream International Ltd.		245,820

	INTERNET - 5.2%
22,557	Clicksoftware Technologies Ltd.		247,000
13,000	MagicJack VocalTec Ltd. *		182,486
			429,486
	INVESTMENT COMPANIES - 2.6%
400	Israel Corp. Ltd-The		220,244

	OIL & GAS - 8.1%
1,744,998	Isramco - LP *		209,396
3,000	Noble Energy, Inc.		254,460
1,900	Paz Oil Co. Ltd.		212,877
			676,733
	PHARMACEUTICALS - 1.0%
36,000	Plutistem Therapeutics, Inc. *		84,600

	REAL ESTATE - 14.4%
42,000	Alony Hetz Properties & Investment Ltd.		169,681
90,000	Amot Investments Ltd.		192,393
4,500	Azrieli Group		98,557
22,000	Gasit-Globe Ltd.		208,890
120,000	Industrial Building Corp. *		136,045
40,000	Jerusalem Economy Ltd. *		185,344
12,366	Melisron Ltd.		206,503
			1,197,413
	SEMICONDUCTORS - 4.3%
5,000	Mellanox Technologies Ltd.		354,201

	SOFTWARE - 8.2%
4,800	Check Point Software Technologies Ltd. *		238,032
39,100	Magic Software Enterprises Ltd. *		217,005
6,000	Radware Ltd. *		229,740
			684,777
	TELECOMMUNICATIONS - 13.8%
9,780	Allot Communications Ltd. *		272,471
26,600	Ceragon Networks Ltd. *		227,962
5,000	Ezchip Semiconductor Ltd. *		200,200
56,080	Gilat Satellite Networks Ltd. *		173,848
6,500	Nice-Systems Ltd. *		237,900
10,400	Partner Communications Co. Ltd.		42,016
			1,154,397

	TOTAL COMMON STOCKS (Cost $4,820,955)		8,095,075

	STOCK RIGHTS - 0.0%
	OIL & GAS - 0.0%
41,667	Isramco Negev 2 LP *
	(Cost - $662)		522

	WARRANTS - 0.0%
	OIL & GAS - 0.0%
64,998	Isramco Negev 2 LP, 07/17/12		166
64,998	Isramco Negev 2 LP, 10/17/12		166
	(Cost - $0)		332

	MONEY MARKET FUND - 1.2%
101,961	Fidelity Institutional Money Market Portfolio, 0.26% (A)
	(Cost $101,961)		101,961

	TOTAL INVESTMENTS (Cost $8,436,627)(B) - 98.3%		$ 8,197,890
	ASSETS IN EXCESS OF OTHER LIABILITIES - 1.7%		143,897
	TOTAL NET ASSETS - 100.00%		$ 8,341,787

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at June 30, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 554,283
		Unrealized depreciation	(793,020)
		Net unrealized depreciation	$ (238,737)

Timothy Plan Defensive Strategies Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCK - 33.9%
	AGRICULTURE - 0.8%
8,783	Bunge Ltd.	$ 551,045

	CHEMICALS - 11.8%
10,353	Agrium, Inc.	915,929
4,321	CF Industries Holdings, Inc.	837,151
2,351	Intrepid Potash, Inc. *	53,509
11,773	K+S AG	537,188
16,483	Mosaic Co.	902,609
51,703	Potash Corp Saskatchewan, Inc.	2,258,904
3,512	Sociedad Quimica y Minera de Chile SA	195,513
28,223	Syngenta AG	1,931,582
16,191	Uralkali OJSC	619,791
		8,252,176
	COAL - 0.3%
8,329	Peabody Energy Corp.	204,227

	FOOD - 0.3%
4,330	Ingredion, Inc.	214,422

	IRON/STEEL - 1.2%
1,251	Allegheny Technologies, Inc.	39,894
4,151	ArcelorMittal	63,386
7,908	Cia Siderurgica Nacional SA	44,838
370	Cliffs Natural Resources, Inc.	18,237
2,765	Gerdau SA	24,221
1	JFE Holdings, Inc.	17
19,326	Mechel	124,653
32,419	Nippon Steel Corp.	72,747
1,405	Nucor Corp.	53,250
1,024	POSCO	82,371
19,605	Sumitomo Metal Industries Ltd.	31,950
2,358	ThyssenKrupp AG	38,397
8,519	United States Steel Corp.	175,491
1,655	Vale SA	32,852
		802,304
	MACHINERY-DIVERSIFIED - 0.4%
4,413	AGCO Corp. *	201,806
2,438	CNH Global NV *	94,741
		296,547
	METAL FABRICATE/HARDWARE - 0.1%
920	Tenaris SA	32,172

	MINING - 7.1%
1,120	Agnico-Eagle Mines Ltd.	45,315
585	Allied Nevada Gold Corp. *	16,602
8,037	Anglo American PLC	263,294
7,466	AngloGold Ashanti Ltd.	256,382
757	Antofagasta PLC	12,919
17,318	Barrick Gold Corp.	650,637
13,552	BHP Billiton PLC	383,913
1,451	Cameco Corp.	31,849
2,904	Cia de Minas Buenaventura SA	110,294
435	Coeur d'Alene Mines Corp. *	7,639
9,924	Eldorado Gold Corp.	122,264
1,324	First Quantum Minerals Ltd.	23,374
3,685	Freeport-McMoRan Copper & Gold, Inc.	125,548
18,861	Glencore International PLC	87,499
13,554	Gold Fields Ltd.	173,627
12,598	Goldcorp, Inc.	473,433
2,827	Harmony Gold Mining Co. Ltd.	26,574
7,803	Hecla Mining Co.	37,064
13,512	IAMGOLD Corp.	159,442
4,910	Inmet Mining Corp.	196,140
1,739	Ivanhoe Mines, Ltd.	1,603
12,017	Kazakhmys PLC	136,002
16,175	Kinross Gold Corp.	131,826
7,568	Newmont Mining Corp.	367,124
10,073	Osisko Mining Corp. *	67,644
8,784	Pan American Silver Corp.	148,362
1,757	Petropavlovsk PLC	12,556
561	Randgold Resources Ltd.	50,467
8,270	Rio Tinto PLC	391,634
84	Royal Gold, Inc.	6,586
4,866	Silver Wheaton Corp.	130,603
128	Sterlite Industries Industries India Ltd.	971
108	Teck Resources Ltd.	3,342
12,866	Xstrata PLC	161,170
10,861	Yamana Gold, Inc.	167,259
		4,980,958
	OIL & GAS - 10.6%
3,105	Annadarko Petroleum Corp.	205,551
2,418	Apache Corp.	212,518
21,963	BG Group PLC	447,865
8,202	Canadian Natural Resources Ltd.	220,224
416	Chesapeake Energy Corp.	7,738
7,373	ConocoPhillips	412,003
3,082	Devon Energy Corp.	178,725
6,449	Encana Corp.	134,333
2,157	EOG Resources, Inc.	194,367
31,163	Exxon Mobil Corp.	2,666,617
16	Inpex Corp.	89,156
6,914	Lukoil OAO *	385,455
3,949	Marathon Oil Corp.	100,976
1,532	Noble Energy, Inc.	129,944
215	NovaTek OAO	22,790
5,222	Occidental Petroleum Corp.	447,891
18,545	Petroleo Brasileiro SA	348,090
1,222	Pioneer Natural Resources Co.	107,793
3,258	Reliance Industries Ltd.	86,337
8,614	Rosneft Oil Co. *	53,924
1,801	Southwestern Energy Co. *	57,506
15,877	Total SA	715,082
24	Transocean Ltd/Switzerland	1,074
7,525	Valero Energy Corp.	181,729
		7,407,688
	OIL & GAS SERVICES - 0.6%
1,618	Baker Hughes, Inc.	66,500
3,062	Cameron International Corp. *	130,778
3,729	Halliburton Co.	105,866
1,758	National Oilwell Varco, Inc.	113,286
		416,430
	PIPELINES - 0.3%
3,599	Kinder Morgan, Inc.	115,965
2,970	TransCanada Corp.	124,294
		240,259
	TRANSPORTATION- 0.4%
15,439	Viterra, Inc.	244,547

	TOTAL COMMON STOCK (Cost $23,184,863)	23,642,775

	REITs - 15.3%
2,800	Acadia Realty Trust	64,904
2,200	Apartment Investment & Management Co.	59,466
2,450	AvalonBay Communities Inc.	346,626
4,800	Boston Properties Inc.	520,176
5,900	Brandywine Realty Trust	72,806
3,000	BRE Properties Inc.	150,060
2,100	Camden Property Trust	142,107
5,900	CBL & Associates Properties Inc.	115,286
6,500	Colonial Properties Trust	143,910
17,400	DDR Corp.	254,736
22,200	DiamondRock Hospitality Co.	226,440
2,390	Digital Realty Trust Inc.	179,417
5,800	Douglas Emmett Inc.	133,980
9,300	Education Realty Trust Inc.	103,044
1,300	Equity Lifestyle Properties Inc.	89,661
9,100	Equity Residential	567,476
1,750	Essex Property Trust Inc.	269,360
4,300	Extra Space Storage Inc.	131,580
1,400	Federal Realty Investment Trust	145,726
5,600	FelCor Lodging Trust Inc. *	26,320
9,426	General Growth Properties Inc.	170,516
9,800	HCP Inc.	432,670
4,900	Health Care REIT Inc.	285,670
3,000	Highwoods Properties Inc.	100,950
11,400	Hospitality Properties Trust	282,378
3,800	Kilroy Realty Corp.	183,958
15,100	Kimco Realty Corp.	287,353
8,300	Lexington Realty Trust	70,301
6,100	Liberty Property Trust	224,724
6,463	Macerich Co./The	381,640
3,800	National Retail Properties Inc.	107,502
11,994	ProLogis Inc.	398,561
2,200	PS Business Parks Inc.	148,984
3,500	Public Storage	505,435
2,300	Rayonier Inc.	103,270
2,000	Regency Centers Corp.	95,140
8,729	Simon Property Group Inc.	1,358,756
4,550	SL Green Realty Corp.	365,092
15,200	Strategic Hotels & Resorts Inc. *	98,192
2,200	Taubman Centers Inc.	169,752
8,000	UDR Inc.	206,720
7,459	Ventas Inc.	470,812
4,716	Vornado Realty Trust	396,050
5,600	Weingarten Realty Investors	147,504

	TOTAL REITs (Cost $8,537,845)	10,735,011

	EXCHANGE TRADED FUNDS - 16.3%
	COMMODITY FUND - 16.3%
35,000	iShares Silver Trust *	932,750
85,600	PowerShares DB Agriculture Fund *	2,415,632
52,800	PowerShares DB Base Metals Fund *	966,240
48,100	PowerShares DB Commodity Index Tracking Fund *	1,238,575
56,900	PowerShares DB Energy Fund *	1,436,156
28,350	SPDR Gold Shares *	4,399,637

	TOTAL EXCHANGE TRADED FUNDS (Cost $11,789,828)	11,388,990
Par Value
	BONDS & NOTES - 30.1%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 2.7%
827,925	GNMA Pool 004947, 5.00%, 02/20/2041	918,086
897,939	GNMA Pool 004947, 4.50%, 10/20/2041	989,735

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,851,867)	1,907,821

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 27.4%
1,745,000	TIPS, 2.00%, 01/15/2014	2,257,231
1,585,000	TIPS, 1.75%, 01/15/2028	2,185,133
1,700,000	TIPS, 2.125%, 01/15/2019	2,181,834
1,325,000	TIPS, 2.125%, 02/15/2041	1,989,007
1,150,000	TIPS, 2.375%, 01/15/2025	1,850,102
1,440,000	TIPS, 1.125%, 01/15/2021	1,744,691
1,050,000	TIPS, 2.375%, 01/15/2017	1,564,190
1,050,000	TIPS, 2.50%, 01/15/2029	1,383,144
1,045,000	TIPS, 2.00%, 01/15/2016	1,340,937
901,255	TIPS, 1.25%, 07/15/2020	1,105,101
550,000	TIPS, 2.00%, 07/15/2014	711,714
325,000	TIPS, 1.625%, 01/15/2015	416,359
300,000	TIPS, 1.625%, 01/15/2018	376,243

	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $17,728,529)	19,105,686

	TOTAL BONDS & NOTES (Cost $19,580,396)	21,013,507

	MONEY MARKET FUND - 1.5%
1,026,535	Fidelity Institutional Money Market Portfolio, 0.26% (A)
	(Cost $1,026,535)	1,026,535

	TOTAL INVESTMENTS (Cost $64,119,468)(B) - 97.1%	$ 67,806,818
	ASSETS IN EXCESS OF OTHER LIABILITIES - 2.9%	2,005,492
	TOTAL NET ASSETS - 100.0%	$ 69,812,310

* Non-income producing securities
(ADR) American Deposity Receipt
(A) Variable rate security; the rate shown represents the yield at June 30, 2012.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 4,658,756
	Unrealized depreciation:	(971,406)
	Net unrealized appreciation:	$ 3,687,350

Timothy Plan Strategic Growth
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares			Value

	MUTUAL FUNDS (A) - 100.0%
377,804	Timothy Plan Aggressive Growth Fund*		$ 2,591,734
593,118	Timothy Plan Defensive Strategies Fund		6,850,515
500,296	Timothy Plan High Yield Bond Fund		4,582,710
902,754	Timothy Plan International Fund		6,247,062
228,841	Timothy Plan Israel Common Vaules Fund*		2,244,928
900,579	Timothy Plan Large/Mid Cap Growth Fund*		6,331,068
466,339	Timothy Plan Large/Mid Cap Value Fund		6,533,404
200,354	Timothy Plan Small Cap Value Fund*		2,784,925

	TOTAL MUTUAL FUNDS (Cost $37,166,346)		38,166,346

	MONEY MARKET FUND - 0.1%
47,780	Fidelity Institutional Money Market Portfolio, 0.26% (B)
	(Cost $47,780)		47,780

	TOTAL INVESTMENTS (Cost $37,171,008)(C) - 100.1%		$ 38,214,126
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(31,134)
	TOTAL NET ASSETS - 100.00%		$ 38,182,992

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2012.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,812,334
		Unrealized depreciation	(769,216)
		Net unrealized depreciation	$ 1,043,118

Timothy Plan Conservative Growth
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares			Value

	MUTUAL FUNDS (A) - 99.9%
195,530	Timothy Plan Aggressive Growth Fund*		$ 1,341,338
816,261	Timothy Plan Defensive Strategies Fund		9,427,817
1,228,947	Timothy Plan Fixed Income Fund		13,272,632
415,055	Timothy Plan High Yield Bond Fund		3,801,901
423,437	Timothy Plan International Fund		2,930,183
218,019	Timothy Plan Israel Common Values Fund*		2,138,762
780,032	Timothy Plan Large/Mid Cap Growth Fund*		5,483,624
514,012	Timothy Plan Large/Mid Cap Value Fund		7,201,315
184,310	Timothy Plan Small Cap Value Fund*		2,561,906

	TOTAL MUTUAL FUNDS (Cost $45,066,686)		48,159,478

	MONEY MARKET FUNDS - 0.2%
99,506	Fidelity Institutional Money Market Portfolio, 0.26% (B)
	(Cost $99,506)		99,506

	TOTAL INVESTMENTS (Cost $45,166,192)(C) - 100.1%		$ 48,258,984
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(30,696)
	TOTAL NET ASSETS - 100.00%		$ 48,228,288

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at June 30, 2012.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 3,412,755
		Unrealized depreciation	(319,963)
		Net unrealized appreciation	$ 3,092,792

The Timothy Plan
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Portfolio’s assets and liabilities measured at fair value:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,823,996	$ -	$ -	$ 15,823,996
Money Market Fund	643,664	-	-	643,664
Total	$ 16,467,660	$ -	$ -	$ 16,467,660

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 27,448,702	$ -	$ -	$ 27,448,702
Money Market Fund	2,320,158	-	-	2,320,158
Total	$ 29,768,860	$ -	$ -	$ 29,768,860

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 40,318,501	$ -	$ -	$ 40,318,501
Money Market Fund	3,456,896	-	-	3,456,896
Total	$ 43,775,397	$ -	$ -	$ 43,775,397

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 41,823,636	$ -	$ -	$ 41,823,636
REITs	5,862,369	-	-	5,862,369
Money Market Fund	3,775,646	-	-	3,775,646
Total	$ 51,461,651	$ -	$ -	$ 51,461,651

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 93,792,975	$ -	$ -	$ 93,792,975
REITs	7,255,863	-	-	7,255,863
Money Market Fund	6,330,432	-	-	6,330,432
Total	$ 107,379,270	$ -	$ -	$ 107,379,270

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 27,503,649	$ -	$ 27,503,649
U.S. Government Notes & Bonds	-	21,165,057	-	21,165,057
Government Mortgage-Backed Securities	-	22,418,734	-	22,418,734
Treasury Inflation Protected Securities	-	3,574,020	-	3,574,020
Money Market Fund	4,353,498	-	-	4,353,498
Total	$ 4,353,498	$ 74,661,460	$ -	$ 79,014,958

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 29,238,365	$ -	$ 29,238,365
Money Market Fund	1,669,849	-	-	1,669,849
Total	$ 1,669,849	$ 29,238,365	$ -	$ 30,908,214

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,642,775	$ -	$ -	$ 23,642,775
REITs	10,735,011	-	-	10,735,011
Exchange Traded Funds	11,388,990	-	-	11,388,990
Government Mortgage-Backed Securities	-	1,907,821	-	1,907,821
U.S. Treasury TIPS	-	19,105,686	-	19,105,686
Money Market Fund	1,026,535	-	-	1,026,535
Total	$ 46,793,311	$ 21,013,507	$ -	$ 67,806,818

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 38,166,346	$ -	$ -	$ 38,166,346
Money Market Fund	47,780	-	-	47,780
Total	$ 38,214,126	$ -	$ -	$ 38,214,126

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 48,159,478	$ -	$ -	$ 48,159,478
Money Market Fund	99,506	-	-	99,506
Total	$ 48,258,984	$ -	$ -	$ 48,258,984

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,095,075	$ -	$ -	$ 8,095,075
Stock Rights	522	-	-	522
Warrants	332	-	-	332
Money Market Fund	101,961	-	-	101,961
Total	$ 8,197,890	$ -	$ -	$ 8,197,890

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

8/29/12